PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

ARIZONA TAX-EXEMPT FUND

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

HIGH YIELD MUNICIPAL FUND

INTERMEDIATE TAX-EXEMPT FUND

LIMITED TERM TAX-EXEMPT FUND

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

TAX-EXEMPT FUND

SUPPLEMENT DATED MARCH 16, 2023

TO THE FUNDS’ PROSPECTUS AND SAI DATED JULY 29, 2022, AS SUPPLEMENTED

James D. McDonald is no longer a portfolio manager of the Global Tactical Asset Allocation Fund. Daniel J. Phillips, Christopher Shipley and Timothy Johnson will remain as portfolio managers of the Global Tactical Asset Allocation Fund. All references to James D. McDonald in the Fund’s Prospectus and SAI are hereby deleted.

Patrick D. Quinn is no longer a portfolio manager of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, Tax-Advantaged Ultra-Short Fixed Income Fund and Tax-Exempt Fund (collectively, the “Funds”). Adam M. Shane will remain as portfolio manager of the Funds. All references to Patrick D. Quinn in the Funds’ Prospectus and SAI are hereby deleted.

Please retain this supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI COMBO (3/23)